Note 7 - Right-of-use Asset (Tables)	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of quantitative information about right-of-use assets [text block]
	Office Lease	Leasehold Improvements	Total
Cost, January 1, 201 8	$-	$-	$-
Additions	-	-	-
Cost, June 30, 2018	$-	$-	$-
Additions	-	33,180	33,180
Cost, December 31, 2018	$-	$33,180	$33,180
Additions	436,455	-	436,455
Cost, June 30 , 201 9	$436,455	$33,180	$469,635
Accumulated depreciation, January 1, 201 8	$-	$-	$-
Charge for the period	-	-	-
Accumulated depreciation, June 30, 201 8	$-	$-	$-
Charge for the period	-	11,613	11,613
Accumulated depreciation, December 31, 2018	$-	$11,613	$11,613
Charge for the period	85,905	5,807	91,712
Accumulated depreciation, June 30, 201 9	$85,905	$17,420	$103,325
Net book value, December 31, 2018	$-	$21,567	$21,567
Net book value, June 30, 2019	$350,550	$15,761	$366,310